SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

a.	On November 26, 2013, the Company closed a firm commitment underwritten public offering of 2,852,000 ordinary shares (including 372,000 ordinary shares issued to the underwriter upon full exercise of its over-allotment option), at a public offering price of $7.00 per share. The net proceeds for the Company were approximately $18,000.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.	Stock Option Plans:

Under the Company's 2001 Stock Option Plan and 2003 Israeli Stock Option, the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The 2001 plan does not have a specific expiration date whereas the 2003 plan was terminated in December 2013.

In December 2012, the Company adopted the 2012 Stock Incentive Plan (together with the 2001 and 2003 plans, the "Plans"), under which stock options as well as other equity-based awards, including restricted stock units and performance units, may be granted to employees, directors and consultants of the Company or its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

In general, the exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options. Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession.

Under the Plans, 3,250,625 ordinary shares of the Company were reserved for issuance. Any options that are canceled or forfeited before expiration become available for future grants. As of December 31, 2014, there were 50,845 options available for future grants. In January 2015, the Company's Board of Directors approved an increase of 50,000 shares of the Company reserved for issuance under the Plans.
Upon exercise of options by employees, directors and contractors, the Company issues ordinary shares for each option exercised.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended
	December 31, 2014
	Number	Weighted	Aggregate
	of options	average exercise	intrinsic value
	(thousands)	price (per share)	(1)

Outstanding at beginning of year	1,715	$3.47	$11,809
Granted	810	10.11
Exercised	(540)	(1.57)
Forfeited	(96)	(9.97)

Outstanding at end of year	$1,889	$6.53	$8,148

Vested and expected to vest at end of year	$1,792	$6.36	$8,027

Exercisable at end of year	$897	$3.22	$6,757

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2014 which was $10.75 per share.

The total intrinsic value of options exercised for the years ended, December 31, 2014, 2013 and 2012 was $2,881, $1,244 and $1,170, respectively.

As of December 31, 2014, there was $3,506 of total unrecognized compensation cost related to non-vested share-based compensation that are expected to be recognized over a period of up to three years.

The options outstanding as of December 31, 2014, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
		Weighted average			Weighted average
		remaining contractual	Weighted average		remaining contractual	Weighted average
	Number outstanding	life	exercise	Number exercisable	life	exercise
Exercise price	(thousands)	(years)	price	(thousands)	(years)	price
$			$			$

$0.48 - $1.52	237	0.85	1.16	237	0.85	1.16
$2.00 - $3.44	556	2.69	2.86	538	2.67	2.85
$5.68 - $7.81	205	5.34	6.87	15	4.30	6.03
$8.04 - $9.87	378	5.30	9.14	74	4.41	8.72
$10.03 - $11.32	513	5.28	10.95	33	4.92	10.37

	1,889	3.97	$6.53	897	2.44	$3.22

The allocation of the stock-based compensation is as follows:

	Year ended December 31,
	2014	2013	2012

Research and development	$440	$237	$306
Selling and marketing	636	325	241
General and administrative	413	184	189

Total stock-based compensation	1,489	746	736

d.	Warrants:

As of December 31, 2014 there were outstanding warrants to purchase an aggregate of 27,582 ordinary shares at an exercise price of $0.48 per share, which expire on various dates until July 29, 2015.

During 2014, 78,828 warrants were exercised for proceeds of $38.